SUPPLEMENTAL FINANCIAL INFORMATION (Details 2)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Finance income (expense)		$ 4,127,000	$ 4,236,000
Interest Income
Statement [Line Items]
Finance income (expense)	$ (383,000)		(291,000)
Interest Expense
Statement [Line Items]
Finance income (expense)	(2,000)		(4,000)
Accretion Expense-Reclamation Obligations
Statement [Line Items]
Finance income (expense)	(1,343,000)		(1,352,000)
Accretion Expense-Post-employment Benefits
Statement [Line Items]
Finance income (expense)	(23,000)		(57,000)
Accretion Expense-Deferred Revenue
Statement [Line Items]
Finance income (expense)	(3,098,000)		(3,058,000)
Accretion Expense-Debt Obligations
Statement [Line Items]
Finance income (expense)	(44,000)		(56,000)
Supplement Financial Information [Member]
Statement [Line Items]
Finance income (expense)	$ (4,127,000)		$ (4,236,000)